Document And Entity Information	May 09, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Entity Registrant Name	CIPHER MINING INC.
Entity Central Index Key	0001819989
Entity Emerging Growth Company	true
Securities Act File Number	001-39625
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	Floor 54
Entity Address, Address Line Three	Suite C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(332)
Local Phone Number	262-2300
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of Eleven Point Five Zero Per Whole Share Member
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ
Common Stock Par Value Point Zero Zero One Per Share Member
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ